CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (179,181)	$ (89,242)	$ 142,912
Less: Net income from discontinued operations	0	0	221,183
Net loss from continuing operations	(179,181)	(89,242)	(78,271)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt provisions	37,255	12,697	(2,661)
Depreciation and amortization	12,048	12,971	5,771
Deferred tax provision	0	4,328	4,681
Impairment of fixed assets, prepaid equipment cost and intangible assets	67,342	826	0
Share-based compensation	343	773	567
(Income) loss and impairment on equity method investments	2,603	33	(2,352)
(Gain) loss on disposal of property and equipment	417	22	(129)
Gain on sale/maturity of short-term investments	0	0	(347)
Changes in assets and liabilities
Accounts receivable	(1,874)	(3,250)	13,742
Notes receivable	0	0	762
Prepaid concession fees	1,656	(3,043)	7,302
Other current assets	(821)	(5,369)	(16,045)
Long-term deposits	789	(1,962)	3,632
Other non-current assets	1,304	(781)	2,778
Amount due from related parties	(1,310)	1,813	(4,873)
Accounts payable	4,491	6,730	(8,591)
Accrued expenses and other current liabilities	(920)	2,030	(6,762)
Deferred revenue	(525)	517	(2,643)
Amount due to related parties	0	(15,023)	12,803
Income tax payable	(1,712)	(27,377)	42,600
Other noncurrent liabilities	(475)	(303)	0
Net cash used in continuing operations	(58,570)	(103,610)	(28,036)
Net cash used in discontinued operations	0	0	(41,026)
Net cash used in operating activities	(58,570)	(103,610)	(69,062)
CASH FLOWS FROM INVESTING ACTIVITIES:
Consideration receivable	0	195,915	0
Purchase of property and equipment	(7,170)	(21,558)	(10,389)
Proceeds from disposal of property and equipment	0	0	978
Net amount received upon settlement of short-term investment	0	3,617	14,206
Acquisition of Guangzhou Xinyu	0	0	(4,808)
Acquisition of AM Jiaming	0	0	325
Acquisition of equity interests from non-controlling shareholders	(1,414)	(32,838)	0
Proceeds from disposal of equity investment	1,502	3,014	0
Disposal of controlling interest in a former subsidiary	0	0	(14)
Loan to third parties	(22,635)	(17,093)	(5,572)
Purchase of long term investment	(17,449)	(475)	(3,033)
Net cash (used in) provided by continuing operations	(47,166)	130,582	(8,307)
Net cash provided by discontinued operations	0	0	93,226
Net cash provided by (used in) investing activities	(47,166)	130,582	84,919
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payment for a short-term loan	0	0	(3,000)
Capital contribution from non-controlling interest	874	9,796	0
Distribution of dividends to non-controlling interests	0	0	(221)
Proceeds from disposal of equity interests of AirMedia Lianhe	0	0	536
Proceeds from options exercised	0	1,334	4,826
Net cash provided by continuing operations	874	11,130	2,141
Net cash used in discontinued operations	0	0	0
Net cash provided by financing activities	874	11,130	2,141
Effect of exchange rate changes	5,787	(7,515)	(1,698)
Net increase (decrease) in cash, cash equivalents and restricted cash	(99,075)	30,587	16,300
Cash, cash equivalents and restricted cash, at beginning of year	117,547	86,960	70,660
Cash, cash equivalents and restricted cash, at end of year	18,472	117,547	86,960
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	1,601	27,712	957
Interests paid for short-term loan	0	0	10
Fair value of property, equipment and other assets acquired in exchange of advertising services rendered and subsidiary's equity transferred	169	541	304
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Payable for purchase of property and equipment	3,569	0	15,925
Acquisition of non-controlling interests	0	1,882	0
Receivable of capital contribution from non-controlling interest	989	1,399	0
Receivable for disposal of equity interests of AM Film and AM Lianhe	0	0	233
Consideration receivable	$ 0	$ 0	$ 200,685